Short-term bank loans and other debt (Details) - USD ($)		6 Months Ended
		Jun. 30, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 167,337,897	$ 247,758,295
Loan from The Bank of East Asia [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		61,891,056	58,716,253
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 1, 2018, at 1.10% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[1]	$ 0	34,421,617
Maturity date		Jun. 01, 2018
Stated rate		1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 1, 2019, at 1.10% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[1]	$ 34,421,617	0
Maturity date		Jun. 01, 2019
Stated rate		1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 27, 2018, at 1.10% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 24,294,636	24,294,636
Maturity date		Sep. 27, 2018
Stated rate		1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due January 10, 2019, at 1.10% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[3]	$ 3,174,803	0
Maturity date		Jan. 10, 2019
Stated rate		1.10%
Loan from Huarong International Trust Co., Ltd. [Member] | Loan from Huarong International Trust Co., Ltd., Due August 9, 2018, at 8.50% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	20,522,788
Maturity date		Aug. 09, 2018
Stated rate		8.50%
Loan from Henan Zhongyuan Microfinance Co., Ltd. [Member] | Loan from Henan Zhongyuan Microfinance Co., Ltd., Due July 27, 2018, at 10.00% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 7,556,687	7,652,046
Maturity date		Jul. 27, 2018
Stated rate		10.00%
Loan from Zhongyuan Aviation Leasing Co.,Ltd. [Member] | Loan from Zhongyuan Aviation Leasing Co.,Ltd., Due November 23, 2018, at 10.00% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[4]	$ 15,113,502	15,304,092
Maturity date		Nov. 23, 2018
Stated rate		10.00%
Loan from Bridge Trust Co., Ltd. [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	87,845,490
Loan from Bridge Trust Co., Ltd. [Member] | Loan from Bridge Trust Co., Ltd., Due May 29, 2018, at 9.50% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	41,933,213
Maturity date		May 29, 2018
Stated rate		9.50%
Loan from Bridge Trust Co., Ltd. [Member] | Loan from Bridge Trust Co., Ltd., Due November 29, 2018, at 9.50% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	45,912,277
Maturity date		Nov. 29, 2018
Stated rate		9.50%
Loan from China Huarong Asset Management Co., Ltd. Shannxi Branch [Member] | Loan from China Huarong Asset Management Co., Ltd. Shaanxi Branch, Due December 14, 2018, at 11.50% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 15,113,502	15,304,092
Maturity date		Dec. 14, 2018
Stated rate		11.50%
Loan from Kunlun Trust Co., Ltd. [Member] | Loan from Kunlun Trust Co., Ltd., Due December 28, 2018, at 8.20% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 67,663,150	38,260,231
Maturity date		Dec. 28, 2018
Stated rate		8.20%
Uncommitted on-demand revolving facilities from Bank of China International Limited [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	4,153,303
Uncommitted on-demand revolving facilities from Bank of China International Limited [Member] | Uncommitted on-demand revolving facilities from Bank of China International Limited, 1.00% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	3,935,538
Stated rate		1.00%
Uncommitted on-demand revolving facilities from Bank of China International Limited [Member] | Uncommitted on-demand revolving facilities from Bank of China International Limited, 1.00% plus HIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	$ 217,765
Stated rate		1.00%

[1]	The loan contract with the Bank of East Asia was amended to extend the maturity date of the loan. Such amendments did not result in a debt extinguishment pursuant to ASC 470-50, Debt – Modifications and Exchanges. Pursuant to the amended loan contract, this loan is denominated in US$ and is secured by restricted cash of US$38,237,161 (December 31, 2017: US$38,719,354).
[2]	Pursuant to the agreements with the Bank of East Asia this short-term debt is denominated in US$ and is secured by restricted cash of US$25,735,272 (December 31, 2017: US$26,059,808).
[3]	Pursuant to the agreements with the Bank of East Asia this short-term debt is denominated in US$ and is secured by restricted cash of US$3,324,971 (December 31, 2017: nil).
[4]	Pursuant to the agreements with Zhongyuan Aviation Leasing Co.,Ltd. this short-term debt is secured by the Group’s 100% equity interest of Zhengzhou Shengdao Real Estate Co., Ltd. and the Zhengzhou Shengdao’s account receivables due from homebuyers amounting to US$16,792,923 (December 31, 2017: US$17,004,691).